Debt - Summary of Maturities of Short and Long-term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 44,248	$ 45,956	$ 377,052
2024		45,956
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Total	$ 44,248	45,956	$ 86,371
2024		$ 45,956